TRADE RECEIVABLES, NET - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES, NET
Trade receivables	$ 1,880	$ 1,936
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables	2,006	2,025
Gross carrying amount | Current
TRADE RECEIVABLES, NET
Trade receivables	1,135	1,130
Gross carrying amount | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables	523	533
Gross carrying amount | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables	193	120
Gross carrying amount | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables	27	27
Gross carrying amount | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables	64	71
Gross carrying amount | > 120 days
TRADE RECEIVABLES, NET
Trade receivables	64	144
Allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables	126	89
Allowance for doubtful accounts | Current
TRADE RECEIVABLES, NET
Trade receivables	3	6
Allowance for doubtful accounts | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables	5	8
Allowance for doubtful accounts | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables	5	18
Allowance for doubtful accounts | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables	27	11
Allowance for doubtful accounts | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables	45	6
Allowance for doubtful accounts | > 120 days
TRADE RECEIVABLES, NET
Trade receivables	$ 41	$ 40